LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2015	2016
	RMB	RMB
Land use rights	386,633,770	495,555,226
Less: accumulated amortization	(36,719,630)	(44,614,631)
Land use rights, net	349,914,140	450,940,595